Share-based compensation expense	12 Months Ended
Dec. 31, 2022
Share-based Payment Arrangements [Abstract]
Share-based compensation expense	Share-based compensation expense
Share data have been revised to give effect to the share consolidation explained in note 2 (iv), “Share consolidation.”
Share Purchase Plan 2013 and Share Purchase Plan 2016

Under the terms of the 2013 and 2016 promissory notes issued in connection with the Share Purchase Plan 2013 and Share Purchase Plan 2016, in the case of an IPO the relevant plan participants were required to repay the outstanding amounts under the promissory notes prior to the IPO by delivering a number of shares of equivalent value to cover the amount to be repaid. In anticipation of the IPO, each of the plan participants holding promissory notes entered into loan settlement agreements with the Company dated as of April 15, 2020 pursuant to which they repaid all amounts outstanding under the promissory notes, including accrued interest, by delivering a number of shares of equivalent value to cover the amounts outstanding under the promissory notes.

After consideration of all relevant factors, the Board of Directors determined the value of such shares delivered pursuant to the loan settlement agreements as of the settlement date to be USD 18.75 per share, resulting in the delivery of an aggregate of 597,774 common shares by all plan participants for the settlement of the promissory notes. These shares were held by the Company as treasury shares.

These transactions resulted in the termination of both plans on May 15, 2020. All compensation expense relating to the ADC Therapeutics SA 2013 Share Purchase Plan (the “Share Purchase Plan 2013”) was recognized in prior periods. During the year ended December 31, 2020, unrecognized expense relating to the Share Purchase Plan 2016 amounting to KUSD 6,425 was charged to the consolidated statement of operation with a corresponding increase to Other reserves within equity on the consolidated balance sheet on completion of these transactions. The amounts of expense for all awards recognized for services received during the year ended December 31, 2020 was KUSD 7,417 (including the KUSD 6,425 discussed above). There was no expense recognized for the Share Purchase Plan 2013 for the years ended December 31, 2022 and 2021.
Incentive Plan 2014
All existing awards under the Incentive Plan 2014 vested and were settled in shares upon the completion of the IPO. The Company calculated for each participant the gain arising from the difference between the exercise price and the USD 19.00 IPO price, undertook to settle in cash on behalf of the participant any associated tax and social charges liability, and transferred to the participant the remaining balance from treasury shares, valued at USD 19.00 per share. A total of 356,144 common shares were transferred to participants and an amount of KUSD 5,343 was withheld for tax and social charges during fiscal year 2020.

For participants whose awards had an exercise price greater than USD 19.00 — i.e., were “out-of-the-money” — the Company made an equal number of new awards under the Equity Incentive Plan 2019 (see below) with an exercise price of USD 19.00 and with a vesting period of only three years instead of the usual four years. These new awards have been accounted for as a modification of the previous awards under the Incentive Plan 2014. Accordingly, the original compensation expense calculated for the old awards that were “out-of-the-money” will continue to be recognized over their remaining vesting period while the expense to be recognized for the new awards under the 2019 Equity Incentive Plan will be limited to the incremental fair value of the new awards over the fair value, as of May 15, 2020, of the old awards.
The amounts of expense for all awards recognized for services received during the period ended December 31, 2020 was KUSD 361. There was no expense recognized for the periods ended December 31, 2022 and 2021.
2019 Equity Incentive Plan
In November 2019, the Company adopted the 2019 Equity Incentive Plan. Under the 2019 Equity Incentive Plan, the Company may at its discretion grant to plan participants, such as directors, certain employees and service providers, awards in the form of restricted shares and restricted share units (“RSUs”), share options, share appreciation rights, performance awards and other share-based awards. The Company has reserved 16,027,550 common shares for future issuance under the 2019 Equity Incentive Plan (including share-based equity awards granted to date less awards forfeited), which includes an additional 6,000,000 common shares approved by the Company’s board of directors on March 29, 2021 and an additional 2,207,550 common shares approved by the Company’s board of directors on November 16, 2022. As of December 31, 2022, the Company has 2,437,884 common shares available for the future issuance of share-based equity awards. On March 7, 2022, the Company issued its annual equity award, which was approved by the Compensation Committee of the Board of Directors and consisted of 1,867,076 share options and 570,340 RSUs. On May 11, 2022, the Company issued a special retention award to select employees, which was approved by the Compensation Committee of the Board of Directors and consisted of 1,298,700 RSU’s. As of December 31, 2022, the Company has only granted share options, RSU’s and performance awards under the Equity Incentive Plan 2019.
As of December 31, 2022 and 2021, the cumulative amount recorded as a net increase to Other Reserves within equity on the consolidated balance sheet in respect of the 2019 Equity Incentive Plan was KUSD 145,102 and KUSD 95,978. An amount of KUSD 1,315 and KUSD 75 was withheld for tax charges during fiscal years 2022 and 2021, respectively. The amounts of expense for all awards recognized for services received during the years ended December 31, 2022, 2021 and 2020 were KUSD 50,439, KUSD 60,555 and KUSD 35,150, respectively.

Share Options
Pursuant to the 2019 Equity Incentive Plan, the Company may grant share options to its directors, certain employees and service providers working for the benefit of the Company at the time. The exercise price per share option is set by the Company at the fair market value of the underlying common shares on the date of grant, as determined by the Company, which is generally the closing share price of the Company’s common shares traded on the NYSE. The awards generally vest 25% on the first anniversary of the date of grant, and thereafter evenly on a monthly basis over the subsequent three years. The contractual term of each share option award granted is ten years. Under the grant, the options may be settled only in common shares of the Company. Therefore, the grants of share options under the 2019 Equity Incentive Plan have been accounted for as equity-settled under IFRS 2. As such, the Company records a charge for the vested portion of award grants and for partially earned but non-vested portions of award grants. This results in a front-loaded charge to the Company’s consolidated statement of operation and a corresponding increase to Other Reserves within equity on the consolidated balance sheet.
The expense recognized for services received during the years ended December 31, 2022, 2021 and 2020 is KUSD 31,849, KUSD 50,647 and KUSD 33,355, respectively.
Movements in the number of awards outstanding and their related weighted average strike prices are as follows:

	2022		2021		2020
	Average strike price in USD per share	Number of awards	Average strike price in USD per share	Number of awards	Average strike price in USD per share	Number of awards
At the beginning of the year	27.23	6,640,200	26.45	4,276,973	18.75	1,020,434
Granted	9.63	5,754,786	28.22	2,572,008	28.62	3,347,766
Forfeited	23.27	(1,358,167)	24.82	(165,724)	19.83	(88,332)
Expired	27.53	(281,325)	18.75	(1,675)	—	—
Exercised	—	—	18.81	(41,382)	18.75	(2,895)
At the end of the year	18.30	10,755,494	27.23	6,640,200	26.45	4,276,973
Weighted average remaining contractual life of awards outstanding at end of period	8.46			8.70		9.29
The option awards granted during the year ended December 31, 2020 include 388,333 awards that were made to compensate holders of “out-of-the-money” awards under the Incentive Plan 2014 that expired on May 15, 2020. As of December 31, 2022, 3,760,408 awards are vested and exercisable out of the total outstanding awards of 10,755,494 common shares. As of December 31, 2022, the weighted average strike price and weighted average remaining life for vested and exercisable awards is USD 18.77 and 7.29 years, respectively. Awards outstanding as of December 31, 2022 have expiration dates through 2032. The weighted average grant date fair value of awards granted during the year ended December 31, 2022 was USD 6.24 per award (2021: USD 19.76 and 2020: USD 21.27).
The fair values of the options granted after the IPO were determined on the date of the grant using the Black-Scholes option-pricing model. Prior to the IPO, the fair value of the options granted were determined using an adjusted form of the Black-Scholes option pricing model. The Company has used an independent valuation firm to assist in calculating the fair value of the award grants per participant. See note 6, “Critical accounting estimates and judgements.”
The fair values of the options granted during the years ended December 31, 2022, 2021 and 2020 were determined on the date of grant using the following assumptions:

	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2020
Share price, in USD	3.04-19.69	19.94-32.22	15.95-48.77
Strike price, in USD	3.04-19.69	19.94-32.22	18.75-48.77
Expected volatility, in %	70-80	70-85	80-206
Award life, in years	6.08	5.50-6.08	5.02-6.08
Expected dividends	—	—	—
Risk-free interest rate, in %	1.46-4.13	0.51-1.33	0.29-0.70
The expected volatility was based on the Company’s historical volatility and selected volatility determined by median values observed among other comparable public companies. The expected volatility utilized after FDA approval of ZYNLONTA decreased from those used prior to FDA approval due to a change in the peer group. Prior to FDA approval, the Company utilized a peer group primarily comprised of clinical-stage companies. Upon receipt of FDA approval, the Company updated the peer group to primarily comprise of commercial-stage companies, which lowered the expected volatility assumption.
The award life for options granted was based on the time interval between the date of grant and the date during the ten-year life after which, when making the grant, the Company expected on average that participants would exercise their options.
RSUs
Pursuant to the 2019 Equity Incentive Plan, the Company may grant RSUs to its directors, certain employees and service providers working for the benefit of the Company at the time. The awards generally vest annually over a period of three years commencing on the first anniversary of the date of grant. The special retention awards discussed above vest 50% and the remainder at the six-month and one year anniversaries, respectively, of the date of grant. The RSUs may be settled only in common shares of the Company. Therefore, the grant of RSUs under the 2019 Equity Incentive Plan have been accounted for as equity-settled under IFRS 2. As such, the Company records a charge for the vested portion of award grants and for partially earned but non-vested portions of award grants. This results in a front-loaded charge to the Company’s consolidated statement of operation and a corresponding increase to Other Reserves within equity on the consolidated balance sheet. The expense recognized for services received during the years ended December 31, 2022, 2021 and 2020 is KUSD 18,590, KUSD 9,908 and KUSD 1,795, respectively.

	Number of awards	Weighted average grant date fair value
December 31, 2020	149,984	46.50
Granted	574,143	28.17
Vested	(51,828)	45.56
Forfeited	(9,244)	28.70
December 31, 2021	663,055	30.95
Granted	2,139,831	9.34
Vested	(995,629)	15.12
Forfeited	(221,380)	20.00
December 31, 2022	1,585,877	13.26
2022 Employee Stock Purchase Plan

In June 2022, the Company adopted the 2022 ESPP, which was approved by shareholders at the Company's 2022 Annual General Meeting. The Company has 782,700 common shares reserved and available for the future issuance. The number of shares available for grant and issuance under the 2022 ESPP will increase on January 1st of each of the first ten calendar years during the term of the 2022 ESPP by the number of shares equal to 1% of the shares outstanding as of the immediately preceding December 31st, or lesser number as may be determined by the Board. The aggregate number of shares that may be issued under the 2022 ESPP Plan is equal to 1% of the ordinary share capital of the Company.

The 2022 ESPP allows eligible employees to purchase designated shares of the Company's common shares at a discount, over a series of offering periods through accumulated payroll deductions. No offering period may be longer than 27 months. The purchase price for shares purchased under the 2022 ESPP during any given purchase period will be 85% of the lesser of the market price of the Company’s common shares on (i) the offering date or (ii) the purchase date.
The grant date of the initial offering period was July 18, 2022, and that offering period ended on December 31, 2022.
The Company recognizes share-based compensation expense related to purchase rights granted pursuant to its 2022 ESPP on a straight-line basis over the requisite service period, which is generally a six-month period. The fair value of the purchase rights granted were determined on the date of the grant using the Black-Scholes option-pricing model. The Company used an independent valuation firm to assist in calculating the fair value of the purchase rights.

The expense recognized for services received during the year ended December 31, 2022 was KUSD 198. As of December 31, 2022, the Company recorded a liability of KUSD 450 related to the accumulated payroll deductions. This amount is included within Accrued expenses in other current liabilities in the consolidated balance sheet.

Share-based Compensation Reserves
The cumulative reserve position in the Share-based Compensation Reserves (included in Other reserves within equity) is as follows:

(in KUSD)	2022	2021	2020
Incentive Plan 2014	—	—	361
Share Purchase Plan 2016	—	—	7,417
2019 Equity Incentive Plan - Options	31,849	50,647	33,355
2019 Equity Incentive Plan - RSUs	18,590	9,908	1,795
ESPP Expense	198	—	—
Tax and social charge deductions - Incentive Plan 2019	(1,315)	(75)	—
Tax and social charge deductions - Incentive Plan 2014	—	—	(5,343)
December 31,	49,322	60,480	37,585